UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Institutional Investment Manager Filing this Report:

Name:     	ValMark Advisers, Inc.
Address:  	130 Springside Drive, Suite 300
		Akron, OH 44333

Form 13F File Number:  This is a first-time filing.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael McClary
Title:		Director of Investment Advisor Services
Phone:		800-765-5201

Signature				Place		Date of Signing:

/signature/ Michael McClary		Akron, OH	2/15/07

Report Type: 13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	$207,849.00 (x1,000)


List of Other Included Managers:		None

Form 13F Information Table
Name of Issuer	 Title of Class  CUSIP	    Value   SHRS 	  Inv. 	Otr.  Voting
					    (x$1000)		  Disc.	Mang. Auth.
ARTHROCARE CORP  COM	         043136100  7	    171 SH	  Sole	N/A   None
MIDCAP SPDR TR	 UNIT SER 1	 595635103  81	    556 SH	  Sole	N/A   None
RYDEX ETF TRUST	 S&P 500 EQ TRD	 78355W106  88	    1,856 SH	  Sole	N/A   None
POWERSHARES ETF  FINL PFD PTFL	 73935X229  80	    3,200 SH	  Sole	N/A   None
TRUST
PROSHARES TR	 ULTRA MDCAP 400 74347R404  9	    120 SH	  Sole	N/A   None
WISDOMTREE 	 LARGECAP DIVID	 97717W307  46	    800 SH	  Sole	N/A   None
TRUST
ISHARES TR	 DJ SEL DIV INX	 464287168  206     2,907 SH	  Sole	N/A   None
ISHARES TR	 GS NAT RES IDX	 464287374  3       34 SH	  Sole	N/A   None
ISHARES TR	 MSCI EAFE IDX	 464287465  33722   460,553 SH Sole	N/A   None
ISHARES TR	 MSCI EMERG MKT	 464287234  10596   92,808 SH  Sole	N/A   None
ISHARES TR	 MSCI GRW IDX	 464288885  56      828 SH	  Sole	N/A   None
ISHARES TR	 MSCI VAL IDX	 464288877  59      824 SH	  Sole	N/A   None
ISHARES TR	 RUSSEL MCP GR	 464287481  13364   129,656 SH  Sole	N/A   None
ISHARES TR	 RUSSEL MCP VL	 464287473  13315   90,934 SH	  Sole	N/A   None
ISHARES TR	 S&P SMLCP GROW	 464287887  15897   124,231 SH  Sole	N/A   None
ISHARES TR	 S&P SMLCP VALU	 464287879  11802   156,653 SH  Sole	N/A   None
ISHARES TR	 S&P500 GRW	 464287309  26879   414,025 SH  Sole	N/A   None
ISHARES TR	 S&P500 VALUE	 464287408  23195   301,671 SH  Sole	N/A   None
POWERSHARES ETF  INTL DIV ACHV	 73935X716  60	    3,148 SH	  Sole	N/A   None
TRUST
STREETTRACKS 	 DJ WLSH REIT	86330E604   11800   134,322 SH  Sole	N/A   None
SER TR
VANGUARD WORLD 	 ENERGY ETF	92204A306   8238    96,904 SH	  Sole	N/A   None
FDS
VANGUARD WORLD 	 MATERIALS ETF	92204A801   6440    91,329 SH	  Sole	N/A   None
FDS
ISHARES TR	 GS CORP BD FD	464287242   9080    85,119 SH	  Sole	N/A   None
ISHARES TR	 US TIPS BD FD	464287176   22186   224,557 SH  Sole	N/A   None
ISHARES TR	 1-3 YR TRS BD	464287457   640	    7,998 SH	  Sole	N/A   None